Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Jensen Quality Growth Fund Inc.
Entity Central Index Key	0000887215
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class I
Trading Symbol	JENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	3.48	6.33	11.68
S&P 500 TR	29.78	14.15	15.65

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 2,957,059,059
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 22,873,129
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,957,059,059
Number of Holdings	28
Net Advisory Fee	$22,873,129
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.5%
Microsoft Corp.	7.5%
Alphabet, Inc.	7.4%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	5.6%
Mastercard, Inc.	5.0%
Broadcom, Inc.	4.7%
Stryker Corp.	4.4%
Sherwin-Williams Co.	4.2%
[1]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class J
Trading Symbol	JENSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J (without sales charge)	3.25	6.10	11.42
S&P 500 TR	29.78	14.15	15.65

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 2,957,059,059
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 22,873,129
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,957,059,059
Number of Holdings	28
Net Advisory Fee	$22,873,129
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.5%
Microsoft Corp.	7.5%
Alphabet, Inc.	7.4%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	5.6%
Mastercard, Inc.	5.0%
Broadcom, Inc.	4.7%
Stryker Corp.	4.4%
Sherwin-Williams Co.	4.2%
[2]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class R
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class R
Trading Symbol	JENRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$156	1.54%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R (without sales charge)	2.56	5.53	10.90
S&P 500 TR	29.78	14.15	15.65

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 2,957,059,059
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 22,873,129
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,957,059,059
Number of Holdings	28
Net Advisory Fee	$22,873,129
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.5%
Microsoft Corp.	7.5%
Alphabet, Inc.	7.4%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	5.6%
Mastercard, Inc.	5.0%
Broadcom, Inc.	4.7%
Stryker Corp.	4.4%
Sherwin-Williams Co.	4.2%
[3]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth Fund
Class Name	Class Y
Trading Symbol	JENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”) for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2016)
Class Y (without sales charge)	3.53	6.41	11.72
S&P 500 TR	29.78	14.15	15.74

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 2,957,059,059
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 22,873,129
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,957,059,059
Number of Holdings	28
Net Advisory Fee	$22,873,129
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.5%
Microsoft Corp.	7.5%
Alphabet, Inc.	7.4%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	5.6%
Mastercard, Inc.	5.0%
Broadcom, Inc.	4.7%
Stryker Corp.	4.4%
Sherwin-Williams Co.	4.2%
[4]
Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.